Related Party Transactions (Details) - USD ($)	8 Months Ended	12 Months Ended
	Aug. 24, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 16, 2013
Related Party Transaction [Line Items]
Management services fees received		$ 18,298,000	$ 23,094,000	$ 23,867,000
AerCo [Member]
Related Party Transaction [Line Items]
Management services fees received			1,400,000	1,500,000
ACSAL [Member]
Related Party Transaction [Line Items]
Management services fees received		500,000	500,000	500,000
AerLift [Member]
Related Party Transaction [Line Items]
Management services fees received		2,900,000	2,800,000	4,000,000
Dividends received from equity investment		7,500,000	2,300,000
AerDragon [Member]
Related Party Transaction [Line Items]
Management services fees received		600,000	500,000	400,000
Dividends received from equity investment		$ 1,700,000	$ 300,000
AIG [Member]
Related Party Transaction [Line Items]
Net effect in Consolidated Income Statements from derivative contracts	$ 0			0
Cash expense	1,300,000			4,300,000
Mark-to-market gains	1,300,000			4,300,000
Management services fees received	5,100,000			4,900,000
AIG Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Credit facility maximum borrowing capacity					$ 1,000,000,000
AIG Revolving Credit Facility [Member] | Unsecured Debt [Member] | AIG [Member]
Related Party Transaction [Line Items]
Credit facility fees	4,100,000			$ 14,900,000
Junior Subordinated Notes [Member] | Subordinated Debt [Member] | AIG [Member]
Related Party Transaction [Line Items]
Paid fees and interest	$ 0